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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):      [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jennifer Lynn
Title: Senior Vice President
Phone: 212-752-5255

Signature, Place, and Date of Signing:

       /s/ Jennifer Lynn         New York, NY            8/7/2012
     ---------------------  --------------------  --------------------
          [Signature]           [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3
                                            -----------
Form 13F Information Table Entry Total:             106
                                            -----------
Form 13F Information Table Value Total:         1511282
                                            -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
  1  28 - 10208            Richmond Enterprises, Inc.

  2  28 - 10207            New York Community Bank

  3  28 - 10200            New York Community Bancorp, Inc.

Peter B. Cannell & Co., Inc.
FORM 13F
            29-Jun-12

                                                                                                  Voting Authority
                                                                                                  -----------------
                                                            Value     Shares/ Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class   CUSIP      (x$1000)  Prn Amt Prn  Call  Dscretn  Managers  Sole     Shared  None
------------------------------  ---------------  ---------  --------  ------- ---  ----  -------  --------  -------  ------  ----
3D SYSTEMS CORP                 COM              88554D205    12939    379000 SH         Defined  1,2,3      379000
ABBOTT LABORATORIES             COM              002824100     1012     15695 SH         Defined  1,2,3       15695
AFFILIATED MANAGERS GROUP INC   COM              008252108     1229     11225 SH         Defined  1,2,3       11225
AFLAC INC                       COM              001055102     4000     93921 SH         Defined  1,2,3       93921
AGILENT TECHNOLOGIES INC        COM              00846U101    51176   1304192 SH         Defined  1,2,3     1304192
AIR LEASE CORP                  CL A             00912X302    17341    894325 SH         Defined  1,2,3      894325
AMERICAN EAGLE OUTFITTERS,INC.  COM              02553E106    43884   2224225 SH         Defined  1,2,3     2224225
AMGEN INC                       COM              031162100     1720     23550 SH         Defined  1,2,3       23550
ANALOG DEVICES INC              COM              032654105    65662   1743073 SH         Defined  1,2,3     1743073
APPLE INC                       COM              037833100    81392    139370 SH         Defined  1,2,3      139370
APPROACH RESOURCES INC          COM              03834A103    32101   1256875 SH         Defined  1,2,3     1256875
ASCENA RETAIL GROUP INC         COM              04351G101     7926    425650 SH         Defined  1,2,3      425650
ASHLAND INC                     COM              044209104    23068    332825 SH         Defined  1,2,3      332825
BAXTER INTERNATIONAL INC        COM              071813109     2031     38221 SH         Defined  1,2,3       38221
BERKSHIRE HATHAWAY INC          CL A             084670108      250         2 SH         Defined  1,2,3           2
BROOKFIELD ASSET MANAGEMENT     CL A LTD VT SH   112585104    80129   2420830 SH         Defined  1,2,3     2420830
BROOKFIELD INFRASTRUCTURE PART  LP INT UNIT      G16252101    10279    306194 SH         Defined  1,2,3      306194
CANADIAN PACIFIC RAILWAY LTD    COM              13645T100     3044     41550 SH         Defined  1,2,3       41550
CATERPILLAR INC                 COM              149123101     1668     19650 SH         Defined  1,2,3       19650
CEDAR FAIR, L.P.                DEPOSITRY UNIT   150185106    43627   1455675 SH         Defined  1,2,3     1455675
CELGENE CORP                    COM              151020104    88618   1381199 SH         Defined  1,2,3     1381199
CENTRAL FUND OF CANADA LTD      CL A             153501101     1629     82300 SH         Defined  1,2,3       82300
CENTURYLINK, INC                COM              156700106    12567    318245 SH         Defined  1,2,3      318245
CF INDUSTRIES HOLDINGS INC      COM              125269100     1376      7100 SH         Defined  1,2,3        7100
CHEVRON CORP                    COM              166764100      779      7380 SH         Defined  1,2,3        7380
CISCO SYSTEMS INC               COM              17275R102     4286    249600 SH         Defined  1,2,3      249600
COCA COLA CO                    COM              191216100      391      5000 SH         Defined  1,2,3        5000
COLGATE-PALMOLIVE CO            COM              194162103      862      8285 SH         Defined  1,2,3        8285
CONTINENTAL RESOURCES INC       COM              212015101    37623    564735 SH         Defined  1,2,3      564735
CROWN HOLDINGS INC              COM              228368106    48577   1408445 SH         Defined  1,2,3     1408445
D.R. HORTON INC                 COM              23331A109     2700    146900 SH         Defined  1,2,3      146900
DEERE & CO                      COM              244199105     2186     27031 SH         Defined  1,2,3       27031
DEVON ENERGY CORP               COM              25179M103      223      3850 SH         Defined  1,2,3        3850
DISNEY WALT CO.                 COM DISNEY       254687106     2340     48250 SH         Defined  1,2,3       48250
DOMINION RESOURCES INC.         COM              25746U109      714     13222 SH         Defined  1,2,3       13222
DOVER CORPORATION               COM              260003108     1709     31887 SH         Defined  1,2,3       31887
DUKE ENERGY CORP                COM              26441C105      892     38700 SH         Defined  1,2,3       38700
E I DU PONT DE NEMOURS & CO     COM              263534109    59224   1171125 SH         Defined  1,2,3     1171125
ELAN CORP PLC                   ADR              284131208     6255    428700 SH         Defined  1,2,3      428700
ELEPHANT TALK COMMUNICATIONS I  COM              286202205       34     20000 SH         Defined  1,2,3       20000
EMC CORP MASS                   COM              268648102     4478    174733 SH         Defined  1,2,3      174733
ENDURO ROYALTY TRUST            TR UNIT          29269K100     4565    277520 SH         Defined  1,2,3      277520
EOG RESOURCES INC               COM              26875P101     3125     34675 SH         Defined  1,2,3       34675
EQT CORPORATION                 COM              26884L109     6049    112800 SH         Defined  1,2,3      112800
EV ENERGY PARTNERS LP           COM UNITS        26926V107    11031    218600 SH         Defined  1,2,3      218600
EXXON MOBIL CORP                COM              30231G102     1583     18502 SH         Defined  1,2,3       18502
FRANCO NEV CORP                 COM              351858105     6798    150400 SH         Defined  1,2,3      150400
GENERAL ELECTRIC CO             COM              369604103     3211    154100 SH         Defined  1,2,3      154100
GENESIS ENERGY L P              UNIT LTD PARTN   371927104    25607    880875 SH         Defined  1,2,3      880875
GENTEX CORP                     COM              371901109    42892   2055200 SH         Defined  1,2,3     2055200
GOLDCORP INC                    COM              380956409     5656    150500 SH         Defined  1,2,3      150500
HCP, INC                        COM              40414L109      283      6400 SH         Defined  1,2,3        6400
HERTZ GLOBAL HOLDINGS INC       COM              42805T105     2683    209600 SH         Defined  1,2,3      209600
HOME LOAN SERVICING SOLUTIONS   ORD SHS          G6648D109     6065    452600 SH         Defined  1,2,3      452600
INTERNATIONAL BUSINESS MACHINE  COM              459200101    29864    152697 SH         Defined  1,2,3      152697
JM SMUCKER COMPANY              COM              832696405     8809    116650 SH         Defined  1,2,3      116650
JOHNSON & JOHNSON CO            COM              478160104     2563     37936 SH         Defined  1,2,3       37936
JOHNSON CONTROLS INC            COM              478366107      910     32850 SH         Defined  1,2,3       32850
LOWES COMPANIES INC             COM              548661107    67891   2387169 SH         Defined  1,2,3     2387169
MFA FINANCIAL, INC              COM              55272X102     6029    764120 SH         Defined  1,2,3      764120
MICROSOFT CORP.                 COM              594918104     5475    178983 SH         Defined  1,2,3      178983
MOSAIC CO                       COM              61945C103     2026     37000 SH         Defined  1,2,3       37000
NEWMONT MINING CORPORATION      COM              651639106     2578     53150 SH         Defined  1,2,3       53150
NORTHROP GRUMMAN CORP           COM              666807102      892     13991 SH         Defined  1,2,3       13991
ORACLE CORP                     COM              68389X105      826     27824 SH         Defined  1,2,3       27824
ORITANI FINANCIAL CORP          COM              68633D103     9134    634768 SH         Defined  1,2,3      634768
PACKAGING CORPORATION OF AMERI  COM              695156109    20330    719900 SH         Defined  1,2,3      719900

PARKER HANNIFIN CORP            COM              701094104    58407    759710 SH         Defined  1,2,3      759710
PEPSICO INC                     COM              713448108      509      7200 SH         Defined  1,2,3        7200
PERKIN ELMER INC                COM              714046109    29169   1130575 SH         Defined  1,2,3     1130575
PFIZER INC.                     COM              717081103     3995    173700 SH         Defined  1,2,3      173700
PROCTER & GAMBLE CO             COM              742718109      563      9193 SH         Defined  1,2,3        9193
QUALCOMM INC                    COM              747525103    44676    802375 SH         Defined  1,2,3      802375
QUIDEL CORP                     COM              74838J101     4027    256800 SH         Defined  1,2,3      256800
RANGE RESOURCES CORP            COM              75281A109    56828    918510 SH         Defined  1,2,3      918510
RAYONIER INC                    COM              754907103     5543    123460 SH         Defined  1,2,3      123460
RENTRAK CORP                    COM              760174102      764     36979 SH         Defined  1,2,3       36979
SEADRILL LTD                    SHS              G7945E105     3161     89000 SH         Defined  1,2,3       89000
SEAGATE TECHNOLOGY PLC          SHS              G7945M107    17335    700955 SH         Defined  1,2,3      700955
SEALED AIR CORP                 COM              81211k100     1417     91800 SH         Defined  1,2,3       91800
SIGMA ALDRICH CORP.             COM              826552101     2218     30000 SH         Defined  1,2,3       30000
SLM CORPORATION                 COM              78442P106    56745   3612000 SH         Defined  1,2,3     3612000
SOUTHWESTERN ENERGY CO          COM              845467109    12993    406925 SH         Defined  1,2,3      406925
SPDR GOLD TRUST                 GOLD SHS         78463V107      909      5855 SH         Defined  1,2,3        5855
SPECTRA ENERGY CORP             COM              847560109     1972     67850 SH         Defined  1,2,3       67850
ST. JUDE MEDICAL INC            COM              790849103     3188     79880 SH         Defined  1,2,3       79880
STANLEY BLACK & DECKER INC      COM              854502101     2782     43230 SH         Defined  1,2,3       43230
STERICYCLE INC                  COM              858912108     6979     76132 SH         Defined  1,2,3       76132
TERRITORIAL BANCORP INC         COM              88145X108    16931    743575 SH         Defined  1,2,3      743575
THERMO FISHER SCIENTIFIC INC    COM              883556102     4322     83250 SH         Defined  1,2,3       83250
TIME WARNER INC                 COM              887317303      595     15450 SH         Defined  1,2,3       15450
TRINITY INDUSTRIES INC          COM              896522109     1549     62000 SH         Defined  1,2,3       62000
TUPPERWARE BRANDS CORP          COM              899896104     2474     45180 SH         Defined  1,2,3       45180
UNILEVER N V                    N Y SHS NEW      904784709     4412    132281 SH         Defined  1,2,3      132281
UNION PACIFIC CORP              COM              907818108      647      5425 SH         Defined  1,2,3        5425
UNIVERSAL HEALTH RLTY INCOME T  SH BEN INT       91359E105      598     14400 SH         Defined  1,2,3       14400
VANGUARD NATURAL RESOURCES LLC  COM UNIT         92205F106    32934   1268650 SH         Defined  1,2,3     1268650
VARIAN MEDICAL SYSTEMS INC      COM              92220P105    33776    555795 SH         Defined  1,2,3      555795
VIRNETX HOLDING CORP            COM              92823T108    45713   1296815 SH         Defined  1,2,3     1296815
VISA INC                        COM CL A         92826C839     2794     22600 SH         Defined  1,2,3       22600
W.P CAREY AND CO LLC            COM              92930Y107     2117     46000 SH         Defined  1,2,3       46000
WEIGHT WATCHERS INTERNATIONAL   COM              948626106     2079     40325 SH         Defined  1,2,3       40325
WILEY JOHN AND SONS INC CL A    CL A             968223206     2590     52875 SH         Defined  1,2,3       52875
XEROX CORP.                     COM              984121103      877    111400 SH         Defined  1,2,3      111400
ZIX CORPORATION                 COM              98974P100      809    311100 SH         Defined  1,2,3      311100
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100     3069     68550 SH         Defined  1,2,3       68550
REPORT SUMMARY                             106 DATA RECORDS 1511282             3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED